PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 84.5%
Asset-Backed Securities 17.1%
Automobiles 10.8%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%	01/17/23	15,000	$ 15,138,129
Series 2019-02, Class A3	2.230	01/16/24	3,700	3,723,726
Ally Master Owner Trust,
Series 2017-03, Class A1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.500%)	2.344(c)	06/15/22	6,600	6,609,678
Series 2018-02, Class A	3.290	05/15/23	9,100	9,281,709
Series 2018-04, Class A	3.300	07/17/23	10,000	10,205,191

Bank of The West Auto Trust, Series 2017-01, Class A3, 144A	2.110	01/15/23	859	859,887
BMW Floorplan Master Owner Trust, Series 2018-01, Class A1, 144A	3.150	05/15/23	5,000	5,101,883
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110	10/17/22	2,194	2,196,823
Series 2018-01, Class A3	2.480	11/15/22	2,900	2,914,112
Series 2018-02, Class A3	2.980	01/17/23	4,800	4,858,905
Series 2018-03, Class A3	3.130	06/15/23	9,100	9,230,933
Series 2018-04, Class A3	3.360	09/15/23	9,500	9,717,198
Series 2019-01, Class A2A	3.020	07/15/22	3,943	3,962,639
Series 2019-02, Class A3	2.680	03/15/24	3,500	3,548,162

Fifth Third Auto Trust, Series 2019-01, Class A3	2.640	12/15/23	2,500	2,537,022
Ford Credit Auto Lease Trust, Series 2018-A, Class A2A	2.710	12/15/20	1,650	1,651,204
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A	2.440	01/15/27	3,600	3,610,891
Series 2016-01, Class A, 144A	2.310	08/15/27	3,250	3,262,259
Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,666,188
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1	1.950	11/15/21	4,500	4,499,757
Series 2016-05, Class A2, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.000%)	2.374(c)	11/15/21	3,915	3,915,278
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.620%)	2.264(c)	09/15/22	7,500	7,502,850
Series 2019-01, Class A	2.840	03/15/24	8,400	8,549,272
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,822,542
GM Financial Automobile Leasing Trust,
Series 2018-02, Class A2A	2.830	07/20/20	1,060	1,060,429
Series 2019-03, Class A2A	2.090	10/20/21	5,200	5,204,853

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020%	05/16/23	4,100	$ 4,162,122
Series 2018-04, Class A3	3.210	10/16/23	5,900	6,013,970
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)	2.460(c)	07/15/22	9,000	9,011,308
Series 2018-04, Class A1, 144A	3.500	09/15/23	13,100	13,458,784
Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,673,951
Honda Auto Receivables Owner Trust,
Series 2018-02, Class A3	3.010	05/18/22	4,800	4,855,823
Series 2019-02, Class A3	2.520	06/21/23	2,000	2,024,788

Hyundai Auto Lease Securitization Trust, Series 2019-B, Class A2, 144A	2.080	12/15/21	12,100	12,110,360
Hyundai Floorplan Master Owner Trust, Series 2019-01, Class A, 144A	2.680	04/15/24	4,900	4,975,309
Mercedes-Benz Auto Receivables Trust, Series 2018-01, Class A3	3.030	01/17/23	4,510	4,569,264
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A3	3.060	03/15/23	4,300	4,368,309
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)	2.344(c)	04/18/22	20,000	20,015,906
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A	2.710	10/20/20	649	649,458
Series 2019-A, Class A2, 144A	2.720	01/20/22	13,234	13,312,847
Series 2019-C, Class A2A, 144A	1.890	09/20/22	15,300	15,281,911

Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3	3.020	12/15/22	5,300	5,383,301
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	8,100	8,236,496
Series 2018-D, Class A3	3.330	04/15/24	8,400	8,583,695
Series 2019-A, Class A3	3.040	05/15/24	1,800	1,837,810
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2	2.590	11/16/20	1,928	1,929,391
Series 2019-B, Class A2A	2.050	07/15/22	13,900	13,912,775
				302,999,098

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 3.8%
American Express Credit Account Master Trust,
Series 2018-06, Class A	3.060%	02/15/24	7,700	$ 7,855,984
Series 2018-08, Class A	3.180	04/15/24	7,700	7,894,119
Series 2019-01, Class A	2.870	10/15/24	15,000	15,374,712
Series 2019-02, Class A	2.670	11/15/24	6,900	7,044,189
Series 2019-03, Class A	2.000	04/15/25	14,800	14,870,941
BA Credit Card Trust,
Series 2018-A03, Class A3	3.100	12/15/23	4,500	4,598,735
Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,580,606

Chase Issuance Trust, Series 2017-A01, Class A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.000%)	2.330(c)	01/15/22	13,400	13,406,447
Discover Card Execution Note Trust,
Series 2018-A04, Class A4	3.110	01/16/24	7,400	7,563,606
Series 2018-A05, Class A5	3.320	03/15/24	10,100	10,384,383
Series 2019-A01, Class A1	3.040	07/15/24	1,000	1,025,883
				106,599,605
Home Equity Loans 1.7%
ABFC Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	240	243,457
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	2.503(c)	04/25/33	725	718,949
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.723(c)	03/25/34	624	623,811

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.523(c)	01/25/35	1,139	1,128,681
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 1.700%)	4.373(c)	11/25/33	36	40,779
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	2.563(c)	12/25/33	228	227,034
Series 2003-12, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	2.948(c)	01/25/34	249	249,008

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 1.800%)	4.353%(c)	09/25/33	8,134	$ 8,165,677
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	3.023(c)	10/25/33	2,259	2,243,704
Series 2003-W05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.873(c)	10/25/33	18	18,123
Series 2004-W05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.723(c)	04/25/34	106	106,620
Series 2004-W06, Class AV2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	2.723(c)	05/25/34	314	316,026
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	2.648(c)	05/25/34	265	266,437
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)	2.783(c)	05/25/34	35	35,007

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	2.503(c)	11/25/33	193	190,052
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 0.820%)	3.053(c)	06/25/43	591	590,933
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.873(c)	11/25/33	1,657	1,654,797
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.798(c)	03/25/34	607	601,459

Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	4.673(c)	12/25/32	64	64,967
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	3.173(c)	02/25/33	511	512,309
Series 2002-04, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	3.323(c)	03/25/33	363	361,987
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)	3.143(c)	08/25/33	917	923,854
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	3.113(c)	08/25/33	939	940,693

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	2.903%(c)	04/25/34	353	$354,931

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.523(c)	09/25/34	163	156,469
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	2.623(c)	08/25/35	51	49,163
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	3.023(c)	08/25/35	352	354,049
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	3.323(c)	11/25/32	231	230,842
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	3.098(c)	04/25/33	1,576	1,579,487
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 2.300%)	5.273(c)	04/25/33	88	86,521
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.873(c)	09/25/33	1,055	1,054,807
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)	4.448(c)	09/25/33	17	17,248
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.843(c)	10/25/33	180	178,987
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	2.563(c)	01/25/34	1,219	1,225,525
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	2.768(c)	06/25/34	670	674,045
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.723(c)	08/25/34	3,021	3,041,851

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	3.173(c)	03/25/33	375	377,958
New Century Home Equity Loan Trust,
Series 2003-06, Class M1, 1 Month LIBOR + 1.080% (Cap 12.500%, Floor 0.720%)	2.903(c)	01/25/34	4,962	4,982,833
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	2.708(c)	05/25/34	3,436	3,449,479

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.430%)	2.683%(c)	06/25/33	278	$ 276,378
Residential Asset Securities Trust,
Series 2004-KS01, Class AI5	5.721(cc)	02/25/34	1,835	1,876,175
Series 2004-KS05, Class AI5	4.757(cc)	06/25/34	6,283	6,443,264

Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 1.600%)	4.179(c)	12/25/33	50	45,161
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	2.603(c)	02/25/34	2,673	2,673,605
				49,353,142
Residential Mortgage-Backed Securities 0.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)	2.693(c)	07/25/34	455	457,019
Series 2005-R09, Class AF5	5.818(cc)	11/25/35	214	212,500

Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.820(c)	07/25/32	80	81,598
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.250%)	2.323(c)	05/25/32	386	380,191
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	2.483(c)	11/25/32	392	385,053
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.873(c)	07/25/33	173	173,173
Series 2004-ECC01, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.315%)	2.768(c)	11/25/34	2,495	2,499,328

Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.843(c)	11/25/33	640	636,056
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	2.573(c)	03/25/34	335	336,422

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860%(cc)	08/25/33	68	$ 70,164
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	2.543(c)	08/25/34	199	199,281
GSAMP Trust, Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)	4.621(c)	03/20/33	39	40,190
HSI Asset Securitization Corp. Trust, Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)	2.073(c)	03/25/36	1,400	1,388,767
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	2.948(c)	07/25/33	947	951,421
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.843(c)	08/25/33	587	582,939
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	2.618(c)	06/25/34	2,142	2,128,188
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	2.678(c)	07/25/34	2,918	2,825,809
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	4.673(c)	02/25/34	223	223,100
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)	3.473(c)	10/25/34	886	882,423

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.723(c)	05/25/34	461	456,671
Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class M1	4.253(cc)	09/25/34	812	849,591
Saxon Asset Securities Trust, Series 2004-02, Class AF3	4.185(cc)	08/25/35	357	373,582
Specialty Underwriting & Residential Finance Trust, Series 2004-BC04, Class A1B, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	2.623(c)	10/25/35	618	614,276
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	2.503(c)	01/25/33	109	109,384
				16,857,126

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans 0.2%
Navient Student Loan Trust,
Series 2018-03A, Class A1, 144A, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.000%)	2.093%(c)	03/25/67	1,088	$ 1,087,315
Series 2018-04A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)	2.073(c)	06/27/67	1,751	1,748,794
Series 2019-01A, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)	2.153(c)	12/27/67	2,499	2,499,414
				5,335,523

Total Asset-Backed Securities (cost $466,984,307)				481,144,494
Certificates of Deposit 1.5%
BNP Paribas SA, 3 Month LIBOR + 0.250%	2.503(c)	02/01/21	12,000	11,999,986
Credit Agricole Corporate and Investment Bank, 3 Month LIBOR + 0.480%	2.612(c)	09/13/21	10,000	10,001,766
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350%	2.351(c)	07/12/21	5,000	5,001,645
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.355%	2.523(c)	05/13/21	16,000	16,010,727

Total Certificates of Deposit (cost $42,950,707)				43,014,124
Commercial Mortgage-Backed Securities 15.7%
BANK, Series 2017-BNK05, Class A1	1.909	06/15/60	1,341	1,338,237
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	2.636(c)	03/15/37	42,270	42,174,330
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	2.585(c)	03/15/37	35,000	34,912,591
BX Trust, Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	3.001(c)	09/15/37	9,369	9,345,220
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.991(c)	12/15/37	9,500	9,523,759

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CD Mortgage Trust, Series 2017-CD06, Class A1	2.168%	11/13/50	2,872	$ 2,878,319
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)	2.704(c)	07/15/32	5,000	4,998,433
Citigroup Commercial Mortgage Trust, Series 2016-P04, Class A2	2.450	07/10/49	20,000	20,038,646
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	997	997,251
Series 2014-UBS02, Class A2	2.820	03/10/47	3,184	3,182,353
Series 2014-UBS05, Class A2	3.031	09/10/47	698	701,062
Series 2015-CR25, Class A2	3.104	08/10/48	8,561	8,601,616
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.921(c)	09/15/33	31,508	31,468,684

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.894(c)	05/15/36	35,000	35,075,894
CSWF, Series 2018-TOP, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.914(c)	08/15/35	20,000	20,006,150
DBJPM Mortgage Trust,
Series 2016-C01, Class A1	1.676	05/10/49	770	768,030
Series 2016-C03, Class A1	1.502	08/10/49	566	562,550
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861	03/10/51	3,593	3,639,964
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	3.004(c)	10/15/31	26,300	26,282,384
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A	3.472	07/15/47	20,082	20,434,775
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.764(c)	10/15/32	9,977	9,960,883
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.940(c)	07/05/33	20,000	20,012,466
Series 2019-BKWD, Class A, 144A	—(p)	09/15/29	4,600	4,605,798
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	1,010	1,039,324
Series 2014-C24, Class A3	3.098	11/15/47	19,500	19,582,912
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A1, 144A	2.417	03/10/50	3,056	3,064,991
Series 2017-05, Class A2, 144A	2.776	03/10/50	11,000	11,090,720

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3	2.655%	02/15/46	6,247	$ 6,348,829
Series 2015-C24, Class A2	3.088	05/15/48	5,000	5,023,066

Morgan Stanley Capital I Trust, Series 2012-C04, Class A4	3.244	03/15/45	3,450	3,521,034
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.134(c)	11/15/27	13,136	13,111,914
UBS Commercial Mortgage Trust, Series 2017-C01, Class A1	1.887	06/15/50	1,441	1,437,616
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4	3.525	05/10/63	43,642	45,031,127
Series 2012-C03, Class A3	2.728	08/10/49	144	144,060
Series 2012-C04, Class A3	2.533	12/10/45	16,868	16,873,693

Wells Fargo Commercial Mortgage Trust, Series 2017-RC01, Class A1	2.012	01/15/60	427	426,605
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.628(c)	03/15/47	3,000	3,000,596

Total Commercial Mortgage-Backed Securities (cost $440,844,212)				441,205,882
Corporate Bonds 50.2%
Aerospace & Defense 1.5%
General Dynamics Corp.,
Gtd. Notes, 3 Month LIBOR + 0.290%	2.471(c)	05/11/20	4,000	4,005,858
Gtd. Notes, 3 Month LIBOR + 0.380%	2.561(c)	05/11/21	10,500	10,549,761

Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350	09/15/21	9,475	9,734,772
Raytheon Co., Sr. Unsec’d. Notes	4.400	02/15/20	13,640	13,734,822
United Technologies Corp., Sr. Unsec’d. Notes	1.900	05/04/20	2,854	2,855,001
				40,880,214

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/15/20	2,000	$ 2,009,078
Philip Morris International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	2.572(c)	02/21/20	356	356,462
				2,365,540
Auto Manufacturers 4.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	2.326(c)	11/13/19	5,000	5,000,410
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.515(c)	02/14/20	26,000	26,028,350
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.423(c)	04/06/20	1,000	1,001,204
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.545(c)	08/14/20	5,000	5,008,191
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	2,000	2,002,529
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.673(c)	01/06/20	9,300	9,309,674
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.817(c)	05/05/20	15,000	15,015,584

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	2.652(c)	05/21/20	9,750	9,755,813
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.390%	2.391(c)	07/13/20	2,400	2,400,389
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.281(c)	04/13/21	10,000	10,015,310
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	2.333(c)	10/07/21	11,000	11,005,881

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	2.946(c)	11/13/20	30,000	30,129,120
				126,672,455
Banks 12.6%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.405(c)	07/02/20	25,000	25,040,255
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.505(c)	11/09/20	600	601,047
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	2.369(ff)	07/21/21	3,225	3,232,107

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	5.000%	05/13/21	1,225	$1,281,727

Bank of Montreal (Canada), Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.461(c)	04/13/21	7,500	7,532,100
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,715,859
Capital One NA,
Sr. Unsec’d. Notes	2.150	09/06/22	14,000	14,010,179
Sr. Unsec’d. Notes	2.350	01/31/20	5,905	5,908,481

Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.573(c)	05/01/20	20,000	20,024,507
Citigroup, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%	2.800(c)	01/10/20	2,259	2,260,909
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	2.834(c)	03/10/22	5,000	5,039,880
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.426(c)	06/25/20	16,000	16,029,398

Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes	3.125	04/26/21	8,000	8,143,384
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.330%	2.266(c)	10/30/20	7,000	7,009,469
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750	06/23/20	793	796,933
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,246,537
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	2.660(c)	05/22/20	40,000	40,109,200
PNC Bank NA,
Sr. Unsec’d. Notes	2.150	04/29/21	1,385	1,390,035
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.203(c)	01/22/21	5,540	5,550,275
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	2.484(c)	05/19/20	25,000	25,044,124
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.326(c)	04/30/21	10,000	10,035,630
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.380%	2.518(c)	03/02/20	30,000	30,029,433

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	2.818(c)	11/15/21	29,000	29,050,227

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

SunTrust Bank/Atlanta GA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.714%(c)	05/17/22	17,000	$ 17,062,773
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.418(c)	06/11/20	20,000	20,034,250
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.186(c)	07/24/20	12,000	12,009,532
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.256(c)	04/26/21	13,000	13,033,064

US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	2.588(c)	05/23/22	6,300	6,310,427
				353,531,742
Beverages 0.2%
Diageo Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.240%	2.364(c)	05/18/20	5,300	5,303,858
Biotechnology 0.9%
Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	25,000	25,197,759
Chemicals 0.9%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	3.003(c)	05/01/20	8,300	8,318,841
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	2.868(c)	11/15/20	17,350	17,429,511
Sr. Unsec’d. Notes	3.766	11/15/20	1,000	1,018,204
				26,766,556
Commercial Services 0.2%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800	05/01/21	5,000	5,261,433
Computers 0.7%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	4,999,726
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.130%	3.278(c)	02/23/21	6,524	6,610,333

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	2.807%(c)	03/12/21	5,000	$ 5,019,075
IBM Credit LLC, Sr. Unsec’d. Notes	2.650	02/05/21	3,000	3,026,565
				19,655,699
Cosmetics/Personal Care 0.9%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,582,088
Unilever Capital Corp. (United Kingdom), Gtd. Notes	1.800	05/05/20	20,000	19,998,441
				26,580,529
Diversified Financial Services 0.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	2.862(c)	05/26/20	1,000	1,003,310
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.472(c)	05/21/21	10,500	10,511,650
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.951	05/25/10(d)	50,000	620,000
				12,134,960
Electric 4.1%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	2.150	11/13/20	25,000	25,052,407
Sr. Unsec’d. Notes, Series I	3.650	12/01/21	5,051	5,224,700

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600	11/01/21	9,250	9,522,751
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	3,500	3,502,551
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,169,557
Duke Energy Indiana LLC, First Mortgage	3.750	07/15/20	8,448	8,563,043

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Georgia Power Co., Sr. Unsec’d. Notes	2.000%	03/30/20	20,000	$ 20,005,974
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900	04/01/22	17,500	17,858,352
				116,899,335
Electronics 0.2%
Tyco Electronics Group SA (Switzerland), Gtd. Notes, 3 Month LIBOR + 0.450%	2.577(c)	06/05/20	6,800	6,804,712
Foods 2.2%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.619(c)	03/16/20	9,600	9,606,888
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.541(c)	04/16/21	4,600	4,612,466
Sr. Unsec’d. Notes	3.200	04/16/21	16,500	16,794,607

J.M. Smucker Co. (The), Sr. Unsec’d. Notes	2.500	03/15/20	3,500	3,505,211
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	10,000	10,004,860
Nestle Holdings, Inc., Gtd. Notes, 144A	3.100	09/24/21	15,500	15,866,986
Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.682(c)	06/02/20	1,460	1,462,598
				61,853,616
Hand/Machine Tools 0.0%
Stanley Black & Decker, Inc., Gtd. Notes	3.400	12/01/21	1,000	1,026,063
Healthcare-Products 0.2%
Medtronic, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%	2.919(c)	03/15/20	1,200	1,203,372
Gtd. Notes	3.150	03/15/22	2,200	2,268,468

Stryker Corp., Sr. Unsec’d. Notes	2.625	03/15/21	3,350	3,381,678
				6,853,518

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.6%
Anthem, Inc., Sr. Unsec’d. Notes	2.500%	11/21/20	15,000	$ 15,100,050
Quest Diagnostics, Inc., Gtd. Notes	4.750	01/30/20	1,380	1,388,203
				16,488,253
Insurance 4.2%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	2.676(c)	09/20/21	24,400	24,373,995
Ambac Assurance Corp., Sub. Notes, 144A	5.100	06/07/20	11	15,465
Chubb INA Holdings, Inc., Gtd. Notes	2.300	11/03/20	6,930	6,951,391
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A	2.200	01/30/20	1,150	1,150,344
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450	10/09/21	19,250	19,820,185
Sec’d. Notes, 144A, MTN	3.375	01/11/22	13,750	14,184,951
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.559(c)	08/06/21	5,500	5,510,725
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	2.441(c)	07/12/22	15,000	15,031,832
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.413(c)	06/26/20	24,600	24,626,121
Sr. Sec’d. Notes, 144A	2.625	11/19/20	1,750	1,759,067
Protective Life Global Funding,
Sec’d. Notes, 144A	2.262	04/08/20	1,140	1,141,628
Sec’d. Notes, 144A, 3 Month LIBOR + 0.370%	2.371(c)	07/13/20	4,760	4,768,152
				119,333,856
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	2.738(c)	12/01/20	8,000	8,020,444
Machinery-Construction & Mining 0.9%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700	08/09/21	1,471	1,466,887

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining (cont’d.)
Caterpillar Financial Services Corp., (cont’d.)
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	2.423%(c)	09/04/20	14,000	$ 14,016,026
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	2.452(c)	12/07/20	9,600	9,620,640
				25,103,553
Machinery-Diversified 0.7%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	2.394(c)	09/10/21	10,600	10,605,406
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%	2.622(c)	06/13/22	10,000	10,037,247
				20,642,653
Media 2.2%
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.330%	2.429(c)	10/01/20	25,000	25,062,750
Gtd. Notes	3.450	10/01/21	1,754	1,808,367

TWDC Enterprises 18 Corp., Gtd. Notes, MTN, 3 Month LIBOR + 0.130%	2.263(c)	03/04/20	23,000	23,014,973
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	2.362(c)	09/01/21	3,000	3,008,340
Gtd. Notes, 3 Month LIBOR + 0.390%	2.502(c)	09/01/22	8,000	8,053,149
				60,947,579
Miscellaneous Manufacturing 1.0%
General Electric Co., Sr. Unsec’d. Notes	2.500	03/28/20	2,364	2,363,385
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.459(c)	03/16/20	25,000	25,040,496
				27,403,881
Oil & Gas 2.6%
Chevron Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.210%	2.348(c)	03/03/20	24,000	24,027,360
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450	04/01/20	725	726,237
Exxon Mobil Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	2.498(c)	08/16/22	15,000	15,076,650

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%	01/15/21	8,000	$ 8,123,403
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.750	04/16/22	13,020	13,167,259
Total Capital International SA (France), Gtd. Notes	2.218	07/12/21	11,000	11,067,254
				72,188,163
Pharmaceuticals 2.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.375	11/14/21	4,000	4,105,678
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	11/16/20	26,000	26,117,839
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	7,500	7,650,437
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.200%	2.368(c)	11/16/20	9,000	9,004,004
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%	2.548(c)	05/16/22	4,000	4,003,999

CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%	2.732(c)	03/09/20	300	300,452
McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20	2,000	2,034,384
Pfizer, Inc., Sr. Unsec’d. Notes	5.200	08/12/20	7,313	7,511,961
				60,728,754
Pipelines 1.4%
Enterprise Products Operating LLC, Gtd. Notes	3.500	02/01/22	29,250	30,174,587
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000	02/15/21	2,604	2,690,061
MPLX LP, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	3.002(c)	09/09/21	7,000	7,026,810
				39,891,458

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 1.2%
AutoZone, Inc., Sr. Unsec’d. Notes	3.700%	04/15/22	5,730	$ 5,941,144
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,139,487
McDonald’s Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	2.366(c)	10/28/21	3,100	3,099,698
Walmart, Inc.,
Sr. Unsec’d. Notes	2.850	06/23/20	5,500	5,539,274
Sr. Unsec’d. Notes	3.125	06/23/21	11,717	11,981,674
				32,701,277
Software 0.3%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	8,000	8,163,098
Telecommunications 2.0%
BellSouth LLC, Gtd. Notes, 144A	4.266	04/26/21	40,000	40,036,800
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	2.700(c)	05/22/20	17,091	17,135,027
				57,171,827
Transportation 0.3%
FedEx Corp., Gtd. Notes	3.400	01/14/22	1,000	1,029,769
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.500	05/11/20	200	200,410
Sr. Unsec’d. Notes, MTN	2.875	06/01/22	6,000	6,108,482
				7,338,661

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.7%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	3.082%(c)	06/01/21	19,000	$ 19,039,221

Total Corporate Bonds (cost $1,441,905,315)				1,412,950,667

Total Long-Term Investments (cost $2,392,684,541)				2,378,315,167

Shares
Short-Term Investments 16.1%
Affiliated Mutual Fund 1.7%
PGIM Core Ultra Short Bond Fund (cost $47,485,641)(w)	47,485,641	47,485,641

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 2.7%
Barclays Bank PLC, 3 Month LIBOR + 0.450%	2.403%(c)	10/21/20	21,750	21,749,942
DNB Bank ASA, 3 Month LIBOR + 0.280%	2.323(c)	10/08/20	9,500	9,511,327
Natixis SA,
3 Month LIBOR + 0.080%	2.192(c)	03/06/20	15,000	14,999,957
3 Month LIBOR + 0.170%	2.274(c)	03/27/20	10,000	10,001,957
Nordea Bank Abp,
3 Month LIBOR + 0.300%	2.427(c)	06/05/20	9,500	9,513,225
3 Month LIBOR + 0.300%	2.432(c)	06/12/20	10,000	10,013,295

Total Certificates of Deposit (cost $75,754,670)				75,789,703
Commercial Paper 11.7%
ASSA ABLOY Financial Services, 144A	2.154(n)	11/15/19	7,000	6,993,758
BAT International Finance PLC, 144A	2.465(n)	11/07/19	5,000	4,998,007
Bayer US Finance II LLC,
144A	2.331(n)	12/05/19	8,000	7,983,394
144A	2.333(n)	12/13/19	8,000	7,979,522

Bemis Company Inc., 144A	2.141(n)	11/01/19	20,000	19,998,869

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

CBS Corp., 144A	2.193%(n)	11/05/19	4,000	$ 3,998,864
Cox Enterprises, 144A	2.071(n)	11/05/19	10,000	9,997,125
Enbridge, Inc., 144A	2.265(n)	11/14/19	5,000	4,995,979
ERAC USA Finance LLC, 144A	2.174(n)	11/18/19	5,000	4,994,875
FMC Technologies Inc., 144A	2.465(n)	11/01/19	8,000	7,999,548
General Electric Co., 144A	2.128(n)	03/18/20	4,250	4,215,211
Glencore Funding LLC,
144A	2.330(n)	12/13/19	5,000	4,987,620
144A	2.362(n)	12/16/19	20,000	19,946,947

ING US Funding LLC, 144A, 3 Month LIBOR + 0.170%	2.276(c)	09/23/20	20,000	20,000,027
Keurig Dr. Pepper, Inc., 144A	2.157(n)	12/13/19	25,000	24,936,008
Marriott International, Inc.,
144A	2.167(n)	12/09/19	11,000	10,975,809
144A	2.167(n)	12/11/19	3,000	2,993,064
Nissan Motor Acceptance Corp.,
144A	2.209(n)	12/13/19	4,000	3,991,462
144A	2.574(n)	11/12/19	5,000	4,997,313

Oglethorpe Power Corp., 144A	2.332(n)	11/12/19	25,000	24,984,483
Rogers Communications Inc., 144A	2.244(n)	11/05/19	25,500	25,492,757
Sempra Energy,
144A	2.156(n)	12/10/19	3,000	2,993,233
144A	2.208(n)	12/09/19	7,000	6,984,606
144A	2.300(n)	12/11/19	5,000	4,988,440
Shell International Finance BV,
144A	2.037(n)	06/29/20	5,000	4,935,803
144A	2.037(n)	06/30/20	10,000	9,871,008

Societe Generale SA, 144A, 3 Month LIBOR + 0.370%	2.382(c)	01/09/20	10,000	10,006,337
Suncor Energy, Inc., 144A	2.118(n)	03/23/20	8,000	7,932,160
Virginia Electric & Power Co.	2.137(n)	12/10/19	16,000	15,965,636
Wells Fargo Commercial Mortgage Trust, 144A	2.154(n)	11/18/19	10,000	9,989,750
Westpac Banking Corp., 144A, 3 Month LIBOR + 0.120%	2.122(c)	01/17/20	25,000	25,005,019

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Whirlpool Corp., 144A	2.154%(n)	11/14/19	5,000	$ 4,995,989

Total Commercial Paper (cost $331,095,731)				331,128,623

Total Short-Term Investments (cost $454,336,042)				454,403,967

TOTAL INVESTMENTS 100.6% (cost $2,847,020,583)				2,832,719,134
Liabilities in excess of other assets(z) (0.6)%				(16,441,631)

Net Assets 100.0%				$ 2,816,277,503

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
AMBAC	American Municipal Bond Assurance Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of October 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2019
Interest rate swap agreements outstanding at October 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
22,500	12/08/19	1.100%(S)	3 Month LIBOR(1)(Q)	$ (3,658)	$ (1,835)	$ 1,823
37,607	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	223,366	(36,136)	(259,502)
20,000	03/02/20	1.802%(S)	3 Month LIBOR(1)(Q)	—	23,940	23,940
29,000	05/04/20	1.712%(S)	3 Month LIBOR(1)(Q)	150,042	(57,801)	(207,843)
60,200	06/15/20	1.035%(S)	3 Month LIBOR(1)(Q)	1,034,058	234,457	(799,601)
83,000	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	(801,961)	(1,590,676)	(788,715)
109,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	933,590	(723,778)	(1,657,368)
30,943	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	(263,857)	(717,037)	(453,180)
22,854	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(207,181)	(390,107)	(182,926)
173,790	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(774,544)	(4,737,707)	(3,963,163)
26,500	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(440,672)	(807,349)	(366,677)
95,600	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	2,013,686	(560,612)	(2,574,298)
13,000	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(300,043)	(370,930)	(70,887)
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(135,630)	(1,041,002)	(905,372)
7,000	01/24/22	2.426%(S)	3 Month LIBOR(1)(Q)	—	(178,571)	(178,571)
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(424,961)	(436,595)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(980,762)	(693,923)
49,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	127,810	(648,280)	(776,090)
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	75,448	93,051
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(646,190)	(59,459)
				$ 675,467	$(13,579,889)	$(14,255,356)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).